UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
           --------------------------------------------------
Address:   712 Fifth Avenue, 44th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

Form 13F File Number:      028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello           New York, NY              May 11, 2012
       ------------------------   ---------------------------  ---------------
             [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             22
                                               -------------

Form 13F Information Table Value Total:         $1,290,573
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        NONE

                                                 Form 13F Information Table

          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------
ADVANCE AUTO PARTS INC    COM         00751Y106  119,012  1,343,700  SH         SOLE             1,343,700

AIRGAS INC                COM         009363102  135,234  1,520,000  SH         SOLE             1,520,000

C H ROBINSON WORLDWIDE
INC                       COM         12541W209    8,186    125,000  SH         SOLE               125,000

ECOLAB INC                COM         278865100  151,428  2,453,468  SH         SOLE             2,453,468

EXPEDITORS INTL WASH
INC                       COM         302130109  198,119  4,259,700  SH         SOLE             4,259,700

FEDEX CORP                COM         31428X106   64,372    700,000  SH         SOLE               700,000

FMC TECHNOLOGIES INC      COM         30249U101    5,042    100,000  SH         SOLE               100,000

FREEPORT-MCMORAN
COPPER & GO               COM         35671D857   11,412    300,000  SH         SOLE               300,000

GENTEX CORP               COM         371901109    2,450    100,000  SH         SOLE               100,000

HOME DEPOT INC            COM         437076102   27,671    550,000  SH         SOLE               550,000

IFM INVTS LTD             ADS         45172L100    1,058  1,511,298  SH         SOLE             1,511,298

LOWES COS INC             COM         548661107  180,435  5,750,000  SH         SOLE             5,750,000

LYONDELLBASELL
INDUSTRIES N              SHS - A -   N53745100   11,174    256,000  SH         SOLE               256,000

MONSANTO CO NEW           COM         61166W101    7,976    100,000  SH         SOLE               100,000



          Column 1         Column 2   Column 3  Column 4       Column 5       Column 6  Column 7           Column 8
------------------------- ----------- --------- --------  ------------------ ---------- -------- -----------------------------
                            Title                 Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer      of Class   CUSIP     (x$1000)   Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
------------------------- ----------- --------- --------  --------- --- ---- ---------- -------- --------- --------- ---------
PLAINS EXPL& PRODTN
CO                        COM         726505100   29,855    700,000  SH         SOLE               700,000

SCHLUMBERGER LTD          COM         806857108   62,937      9,000  SH CALL    SOLE                 9,000

SCHLUMBERGER LTD          COM         806857108   48,951    700,000  SH         SOLE               700,000

SEMGROUP CORP             CL A        81663A105    2,339     80,281  SH         SOLE                80,281

UNITED PARCEL SERVICE     CL B        911312106   80,720     10,000  SH CALL    SOLE                10,000
INC

UNITED PARCEL SERVICE     CL B        911312106   84,821  1,050,800  SH         SOLE             1,050,800
INC

WESTLAKE CHEM CORP        COM         960413102    9,625    148,552  SH         SOLE               148,552

WILLIAMS COS INC DEL      COM         969457100   47,756  1,550,000  SH         SOLE                 1,550
